                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-59004


             SUPPLEMENT DATED DECEMBER 2, 2002 TO THE PROSPECTUS OF
               MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
                               DATED MAY 30, 2002



     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby replaced by the following:

     The Fund is managed by the Global Value team. Current members of the team include Frances Campion, Paul Boyne and Emilio Alvarez.